PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Disclosure of classes of share capital
(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	1.6	1.6	295.4	293.5	297.0	295.1
Issued for cash	—	—	0.1	0.2	0.1	0.2
Conversion from Exchange LP Units	—	—	—	0.3	—	0.3
Conversion from BIPC exchangeable shares	—	—	—	1.4	—	1.4
Ending balance	1.6	1.6	295.5	295.4	297.1	297.0

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	$19	$19	$5,526	$5,495	$5,545	$5,514
Unit issuance	—	—	6	9	6	9
Conversion from Exchange LP Units	—	—	—	3	—	3
Conversion from BIPC exchangeable shares	—	—	—	19	—	19
Ending balance	$19	$19	$5,532	$5,526	$5,551	$5,545
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	121.9	121.9
Issued for cash	—	—
Ending balance	121.9	121.9

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	$2,328	$2,328
Unit issuance	—	—
Ending balance	$2,328	$2,328
(c) Non-controlling interest – BIPC exchangeable shares

	Non-controlling interest – BIPC exchangeable shares
SHARES MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	44.9	—
Non-cash issuance	—	46.3
BIPC exchangeable shares conversion	—	(1.4)
Ending balance	44.9	44.9

	Non-controlling interest – BIPC exchangeable shares
US$ MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	$(19)	$—
BIPC exchangeable shares conversion	—	(19)
Ending balance	$(19)	$(19)
Non-controlling interest – Exchange LP Units

	Non-controlling interest – Exchange LP Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	1.0	1.2
Special distribution	—	0.1
Exchange LP conversion	—	(0.3)
Ending balance	1.0	1.0

	Non-controlling interest – Exchange LP Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	$156	$159
Exchange LP conversion	—	(3)
Ending balance	$156	$156
Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	57.9	49.9
Issued for cash	8.0	8.0
Ending balance	65.9	57.9

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2021	As of and for the 12 month period ended Dec. 31, 2020
Opening balance	$1,130	$935
Unit issuance	194	195
Ending balance	$1,324	$1,130